Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of geographical breakdown of income/loss before provision for income tax

	Year Ended
	December 31, 2022	December 31, 2021
United States	$(19,150)	$(3,470)
International	609	800
Total	$(18,541)	$(2,670)

Schedule of tax effects of significant comprising deferred taxes

	Year Ended
Deferred tax assets:	December 31, 2022	December 31, 2021
Accrued compensation	$247	$20
Allowance for doubtful accounts	1	$1
Inventory adjustments	1,654	$339
Unrealized gains/losses	233	$233
Other carryforwards	317	$18
Net operating loss carryforward	6,542	$2,391
Lease liability	668	$737
Stock option expense	670	$176
Other accrued expenses	276	$258
Fixed assets	17	$29
Total deferred tax assets	$10,625	$4,202

Deferred tax liabilities:
ROU assets	$(628)	$(722)
Intangible assets	(467)	(752)
Total deferred tax liabilities	$(1,095)	$(1,474)

Valuation allowance	$9,530	$2,728
Net deferred taxes	$—	$—

Schedule of federal and state income tax provision benefit

	Year Ended
	December 31, 2022	December 31, 2021
Current
Federal	$(191)	$123
State	(27)	$44
International	95	26
Total current tax expense	(123)	193
Deferred
Federal	—	—
State	—	—
International	—	—
Total deferred tax expense	$—	$—

Total tax (benefit) expense	$(123)	$193

Schedule of net operating losses and tax credit carryforwards

	Amount	Expiration
		Years
Net operating losses, federal (post December 31, 2017)	$15,098	Do not expire
Net operating losses, federal (pre January 1, 2018)	3,286	2023 to 2037
Net operating losses, state	22,360	2021 to 2042
Tax credits federal	46	2040
Tax credits, state	175	Do not expire
Net operating losses, foreign	10,206	Do not expire

Schedule of effective tax rate for income taxes differs from federal statutory rate

	Year Ended
	December 31, 2022	December 31, 2021
Statutory rate	21.00%	21.00%
State tax	2.83%	10.00%
Permanent differences	(0.07)%	(0.23)%
Changes in valuation allowance	(9.82)%	(38.82)%
Change in foreign tax rate	0.30%	—%
Impairment of goodwill	(11.84)%	—%
Foreign tax rate differential	0.04%	3.14%
General intangible low tax income	(1.77)%	(5.97)%
Prior period and other adjustments	1.28%	3.54%
Unrealized gain on convertible note	(1.28)%	—%
Total	0.67%	(7.34)%